Long-Term Debt - Additional Information - NOK Bonds (Detail) $ in Thousands, NOK in Millions		1 Months Ended		9 Months Ended
	Jun. 29, 2016	Jan. 31, 2016 tranche	Jan. 31, 2013 NOK tranche	Sep. 30, 2016 USD ($)	Sep. 30, 2016 NOK	Jun. 30, 2016 NOK	Dec. 31, 2015 USD ($)	Jan. 31, 2014 NOK	Jan. 31, 2012 NOK
Debt Instrument [Line Items]
Long-term debt, gross | $				$ 3,206,468			$ 3,426,568
Norwegian Kroner Bond Due In January 2019 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | $				$ 125,200
Norwegian Kroner Bond Due In January 2019 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued								NOK 1,000
Marginal rate added for interest paid				4.25%
Norwegian Kroner Bonds due through 2019 [Member]
Debt Instrument [Line Items]
Long-term debt, gross | $				$ 300,578			$ 327,941
Norwegian Kroner Bonds due through 2019 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Reference rate for the variable rate of the debt instrument	NIBOR
Norwegian Kroner Bond issued January 2013 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued			NOK 1,300
Number of tranches | tranche		1	2
Norwegian Kroner Bond due in January 2016 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued			NOK 500
Realized transaction gain (loss) | $				32,600
Norwegian Kroner Bonds due January 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued			NOK 800
Marginal rate added for interest paid	4.75%
Norwegian Kroner Bond Due In December 2018 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | $				$ 100,200
Norwegian Kroner Bond Issued January 2012 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Marginal rate added for interest paid				5.75%
Norwegian Kroner Bond due in January 2017 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued									NOK 600
Norwegian Kroner Bond Due In November 2018 [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued | $				$ 75,100
Interest Rate Swap [Member] | Norwegian Kroner Bond Due In January 2019 [Member]
Debt Instrument [Line Items]
Fixed Interest Rate				7.45%	7.45%
Debt instrument transfer of principal amount | $				$ 162,200
Interest Rate Swap [Member] | Norwegian Kroner Bonds due January 2018 [Member]
Debt Instrument [Line Items]
Debt instrument transfer of principal amount | $				$ 28,700
Interest Rate Swap [Member] | Norwegian Kroner Bond Due In December 2018 [Member]
Debt Instrument [Line Items]
Fixed Interest Rate				7.58%	7.58%
Debt instrument transfer of principal amount | $				$ 118,300
Interest Rate Swap [Member] | Norwegian Kroner Bond Due In October 2016 [Member]
Debt Instrument [Line Items]
Debt instrument transfer of principal amount				30,400	NOK 180
Interest Rate Swap [Member] | Norwegian Kroner Bond Due In October 2017 [Member]
Debt Instrument [Line Items]
Debt instrument transfer of principal amount				$ 30,400	NOK 180
Interest Rate Swap [Member] | Norwegian Kroner Bond Due In November 2018 [Member]
Debt Instrument [Line Items]
Fixed Interest Rate				8.84%	8.84%
Debt instrument transfer of principal amount				$ 41,800	NOK 247
Cross currency swaps agreements [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Realized transaction gain (loss) | $				$ (32,600)
Norwegian Kroner Bond Amendment [Member]
Debt Instrument [Line Items]
Marginal rate added for interest paid				5.75%
Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bonds due January 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued						NOK 160
Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In December 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued						NOK 640
Long-term debt, gross					659
Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In October 2016 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued					180
Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In October 2017 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued					180
Norwegian Kroner Bond Amendment [Member] | Norwegian Kroner Bond Due In November 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Senior unsecured bonds issued					NOK 240
Norwegian Kroner Bond Amendment [Member] | Maximum [Member] | Norwegian Kroner Bond Due In December 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Repayment price, percentage				103.00%
Norwegian Kroner Bond Amendment [Member] | Maximum [Member] | Norwegian Kroner Bond Due In November 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Repayment price, percentage				103.00%
Norwegian Kroner Bond Amendment [Member] | Minimum [Member] | Norwegian Kroner Bond Due In December 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Repayment price, percentage				101.00%
Norwegian Kroner Bond Amendment [Member] | Minimum [Member] | Norwegian Kroner Bond Due In November 2018 [Member] | NIBOR Loan [Member]
Debt Instrument [Line Items]
Repayment price, percentage				101.00%
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Debt instrument collateral, description				The revolving credit facilities are collateralized by first-priority mortgages granted on 21 of the Partnership's vessels, together with other related security.
Revolving Credit Facility [Member] | Guaranteed by Partnership and Subsidiaries [Member]
Debt Instrument [Line Items]
Minimum liquidity required by revolving credit facility covenants descriptions				Four of the revolving credit facilities are guaranteed by the Partnership and certain of its subsidiaries for all outstanding amounts and contain covenants that require the Partnership to maintain the greater of a minimum liquidity (cash, cash equivalents and undrawn committed revolving credit lines with at least six months to maturity) of at least $75.0 million and 5.0% of the Partnership's total consolidated debt.
Revolving Credit Facility [Member] | Guaranteed by Teekay Corporation [Member]
Debt Instrument [Line Items]
Minimum liquidity required by revolving credit facility covenants descriptions				Two revolving credit facilities are guaranteed by Teekay Corporation and contain covenants that require Teekay Corporation to maintain the greater of a minimum liquidity (cash and cash equivalents) of at least $50.0 million and 5.0% of Teekay Corporation's total consolidated debt which has recourse to Teekay Corporation.